Financial Instruments (Free-standing derivatives) (Details) (Free Standing Derivatives [Member], Nondesignated as Hedges, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Free standing derivatives
Gain (loss) on derivatives	$ (2,103)	$ (504)
Interest Rate Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	(98)	(166)
Foreign Exchange Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	(2,053)	(597)
Other Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	$ 48	$ 259